Parent Company Financial Information (Statements of Cash Flow) (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jul. 01, 2016	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income		$ 2,427	$ 2,418
Adjustments to reconcile net income to net cash provided by operations:
Bargain purchase gain		0	(891)
Change in other assets		(4,127)	(209)
Change in other liabilities		(1,604)	1,462
Net cash provided by operating activities		98	3,579
Cash flows from investing activities
Net decrease in loans		(12,070)	(12,105)
Cash received in business combination		0	11,698
Net cash (used in) provided by investing activities		(1,610)	52,280
Cash flows from financing activities
Cash paid for fractional shares		0	(5)
Dividends paid		(803)	(473)
Net cash used in financing activities		(11,521)	(28,006)
Net (decrease) increase in cash and cash equivalents		(13,033)	27,853
Cash and cash equivalents, beginning		35,908	8,055
Cash and cash equivalents, ending	$ 24,815	22,875	35,908
Parkway Acquisition Corp.
Cash flows from operating activities
Net income		2,427	2,418
Adjustments to reconcile net income to net cash provided by operations:
Equity in undistributed income of affiliate		(1,855)	(1,255)
Bargain purchase gain		0	(891)
Change in other assets		91	59
Change in other liabilities		37	(85)
Net cash provided by operating activities		700	246
Cash flows from investing activities
Net decrease in loans		0	1,002
Cash received in business combination		0	822
Net cash (used in) provided by investing activities		0	1,824
Cash flows from financing activities
Cash paid for fractional shares		0	(5)
Dividends paid		(803)	(473)
Net cash used in financing activities		(803)	(478)
Net (decrease) increase in cash and cash equivalents		(103)	1,592
Cash and cash equivalents, beginning		1,621	29
Cash and cash equivalents, ending		$ 1,518	$ 1,621